March 2, 2020

Submitted via Edgar

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Cutler Trust (the “Trust”)

File Nos. 811-07242 and 33-52850

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, a preliminary proxy statement, including a shareholder letter and Notice of Special Meeting, on behalf of the Trust to be furnished to shareholders of the Cutler Fixed Income Fund and Cutler Emerging Markets Fund (each a “Fund” and together, the “Funds”), each a series of the Trust, in connection with a Special Meeting of Shareholders of the Funds scheduled to be held on April 28, 2020, in connection with the proposed liquidation of each Fund. We anticipate mailing definitive copies of the proxy statement to shareholders of the Funds on or about March 18, 2020.

Please contact the undersigned at 513-869-4326 if you have any questions.

Very truly yours,

/s/ Linda J. Hoard

Linda J. Hoard
Secretary

THE CUTLER TRUST     ♦     P.O. BOX 46707     ♦     CINCINNATI, OH 45246

Cutler Equity Fund, Cutler Emerging Markets Fund and Cutler Fixed Income Fund

are distributed by Ultimus Fund Distributors, LLC